Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Grants	1,058,053	1,087,553
Other Liabilities	544,102	554,199
Grant and other non-current liabilities	1,602,155	1,641,752